Revenue (expenses) by type (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Revenue Expenses
The Company opted to present the consolidated statements of income by function. The table below shows the detailed costs and expenses by nature:

	12.31.2021	12.31.2020	12.31.2019
As presented in the statements of income:
Revenue	4,197.2	3,771.1	5,462.6
Cost of sales and services	(3,537.6)	(3,293.5)	(4,667.1)
Administrative	(153.2)	(143.4)	(190.2)
Selling	(226.4)	(194.0)	(286.5)
Expected credit loss (reversal) over financial assets and contract assets	13.0	(61.8)	0.6
Research	(43.0)	(29.8)	(49.4)
Other operating expense, net	(49.8)	(374.7)	(346.8)
Equity in income of associates	1.1	2.7	(0.2)

Operating profit before financial income	201.3	(323.4)	(77.0)

Revenue (expenses) by nature:
Revenue from sales of goods	3,490.1	3,194.5	4,755.2
Revenue from sales of services	742.3	620.9	773.3
Sales deductions and tax on revenue (i)	(35.2)	(44.3)	(65.9)
General manufacturing costs (ii)	(3,329.0)	(3,001.4)	(4,457.4)
Depreciation	(122.0)	(163.6)	(113.8)
Amortization	(86.6)	(128.5)	(95.9)
Personnel expenses	(224.2)	(194.2)	(257.5)
Selling expenses	(47.6)	(48.1)	(71.9)
Equity in losses on associates	1.1	2.7	(0.2)
Research	(43.0)	(29.8)	(49.4)
Expected credit losses over financial assets and contract assets	13.0	(61.8)	0.6
Services provided	(82.2)	(74.5)	(93.8)
Other operating expenses, net (Note 33)	(49.8)	(374.7)	(346.8)
Miscellaneous (iii)	(25.6)	(20.6)	(53.5)

Operating profit before financial income	201.3	(323.4)	(77.0)

(i)	Refers to sales taxes and other deductions.
(ii)	Refers to costs of materials and general manufacturing expenses.
(iii)	Refers mainly to expenses with insurance, taxes and fees.